Other Components Of Equity - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ 20,066	₩ 153,279
Changes in unrealized fair value of equity investments	318,654	(145,051)
Reclassification upon disposal	2,478	11,838
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ 341,198	₩ 20,066